Taxes (Details 2)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of PRC statutory rates
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(6.30%)	(11.10%)	(15.30%)
Permanent difference		(4.60%)	(1.60%)	(2.80%)
Change in valuation allowance		(29.00%)	(3.60%)	0.20%
Effective tax rate		(14.90%)	8.70%	7.10%

[1]	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.